Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of principal components of the Company's deferred tax assets

The principal components of the Company’s deferred tax assets are as follows (in thousands):

	As of December 31,
	2011	2012

Deferred tax assets:
Federal net operating loss carryforwards	$5,622	$23,634
Depreciation and amortization	2,599	5,428
State net operating loss carryforwards	864	3,644
Tax credit carryforwards	295	443
Stock-based compensation	29	357
Other	101	99
Total deferred tax assets	9,510	33,605
Less valuation allowance	(9,510)	(33,605)
Net deferred tax assets	$—	$—

Schedule of reconciliation of income tax expense (benefit) at the statutory federal income tax rate and income taxes as reflected in the financial statements

	March 26, 2010
	(Inception) to December 31,	Year Ended December 31,
	2010	2011	2012

Federal income tax (benefit)/expense at statutory rate	(34.0)%	(34.0)%	(34.0)%
State income tax benefit	(5.3)%	(4.8)%	(5.4)%
Permanent items	2.9%	2.6%	0.4%
Federal research and development credit	0.0%	(1.8)%	0.0%
Change in valuation allowance	36.4%	38.0%	39.0%
Effective income tax rate	0.0%	0.0%	0.0%